Property and Equipment, net (Details) - USD ($)	Jun. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Property and Equipment, net [Abstract]
Equipment and computer hardware	$ 684,880	$ 46,371	$ 756,197
Equipment			46,731
Office furniture	174,844	$ 135,701	127,669
Leasehold Improvements	123,572
Equipment held under capital Lease	66,272	$ 53,112	53,112
Property and equipment, gross	1,049,568	1,090,833	983,709
Less: accumulated depreciation	(533,211)	(854,127)	(744,894)
Property and equipment, net	$ 516,357	$ 236,706	$ 238,815